STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Retained Earnings (Deficit)	Total
Beginning Balance, Amount at Dec. 31, 2013		$ 1,535	$ 2,999,782	$ (5,577,488)	$ (2,576,171)
Beginning Balance, Shares at Dec. 31, 2013		15,350,309
Common stock issued for cash, Amount		$ 38	99,962		100,000
Common stock issued for cash, Shares		377,359
Stock issued for services, Amount		$ 394	1,042,418		1,042,812
Stock issued for services, Shares		3,935,141
Warrants granted for services			611,580		611,580
Net Loss				(2,784,044)	(2,784,044)
Ending Balance, Amount at Dec. 31, 2014		$ 1,967	4,753,742	(8,361,532)	(3,605,823)
Ending Balance, Shares at Dec. 31, 2014		19,662,809
Common stock issued for cash, Amount		$ 193	729,807		730,000
Common stock issued for cash, Shares		1,930,188
Stock issued for services, Amount		$ 171	616,717		616,888
Stock issued for services, Shares		1,714,431
Warrants granted for services			331,603		331,603
Conversion of notes payable and accrued interest, Amount		$ 419	2,639,824		2,640,243
Conversion of notes payable and accrued interest, Shares		4,190,522
Acquisition of the net assets and liabilities DE Acquistion, Amount		$ 30	(30)
Acquisition of the net assets and liabilities DE Acquistion, Shares		300,000
Net Loss				(2,259,232)	(2,259,232)
Ending Balance, Amount at Dec. 31, 2015		$ 2,780	$ 9,071,663	$ (10,620,764)	(1,546,321)
Ending Balance, Shares at Dec. 31, 2015		27,797,950
Net Loss					(1,963,369)
Ending Balance, Amount at Jun. 30, 2016					$ (1,613,892)